Subsequent Events (Details Narrative) - USD ($)														1 Months Ended	3 Months Ended	4 Months Ended
	Aug. 11, 2020	Jun. 05, 2020	Jun. 01, 2020	May 09, 2020	Apr. 21, 2020	Apr. 08, 2020	Mar. 31, 2020	Feb. 24, 2020	Feb. 18, 2020	Feb. 12, 2020	Dec. 31, 2019	Oct. 19, 2019	Jul. 02, 2019	Jul. 31, 2020	Jun. 30, 2018	May 15, 2020	Jun. 24, 2020	Feb. 17, 2020
Subsequent Event [Line Items]
Number of common stock shares issued										1,540,000
Number of common stock shares issued, value															$ 180,000
Profession Service Agreement [Member]
Subsequent Event [Line Items]
Number of common stock shares issued									300,000
Agreement term, description									The term of the agreement commences from the effective date on February 18, 2020 and expires on February 18, 2021.
Consulting Agreement [Member]
Subsequent Event [Line Items]
Number of common stock shares issued								10,000			500		1,642
Agreement term, description								The term of the agreement is for two months from the effective date on February 27, 2020 and expired on April 27, 2020.
Consultant [Member]
Subsequent Event [Line Items]
Number of common stock shares issued							75,000
Board of Directors [Member]
Subsequent Event [Line Items]
Number of common stock shares issued												3,748
Number of shares authorized for issuance																		25,616
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock shares issued					51,105
Accrued interest					$ 357,735
Debt instrument maturity date																Feb. 21, 2020
Subsequent Event [Member] | Stock Option [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance	100,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Number of shares canceled	216,783
Subsequent Event [Member] | 2020 Incentive Stock Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance	200,000
Subsequent Event [Member] | Paycheck Protection Program Promissory Note and Agreement [Member]
Subsequent Event [Line Items]
Proceeds from loan				$ 866,300
Debt instrument maturity date				May 09, 2022
Debt instrument interest rate				1.00%
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Agreement term, description						The term of the agreement commences on the signing date of the agreement and ends on April 1, 2021
Options to acquire shares						200,000
Options exercise price						$ 2.50
Number of shares canceled														300,000
Number of warrants canceled														100,000
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance	300,000
Cancellation of warrants and shares, description	Following the rescission of the warrants and shares of common stock, the consultant threatened to commence legal proceedings against the Company and demanded the Company to re-issue the 300,000 shares of common stock and 100,000 warrants and to provide the Consultant registration rights. In order to settle and avoid the time commitment and expense associated with potential litigation, the Company and the Consultant entered into a Settlement Agreement ("Settlement Agreement") on August 11, 2020 whereby the Company agreed to issue 300,000 shares of common stock within 5 five days of entering into the Settlement Agreement. These shares will not be issued subject to any equity plan. The Company agreed to register the shares of common stock in consideration of a release by the Consultant. In addition, as part of the Settlement Agreement the Company will issue 100,000 stock options upon the approval of the 2020 Equity Incentive Plan.
Subsequent Event [Member] | Digital Marketing Consultant [Member]
Subsequent Event [Line Items]
Number of common stock shares issued		15,000
Number of common stock shares issued, value		$ 46,050
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of common stock shares issued			5,000
Subsequent Event [Member] | Consultant [Member] | Profession Service Agreement [Member]
Subsequent Event [Line Items]
Agreement term, description						On April 8, 2020, the Company entered into a professional service agreement with a consultant to provide advice on investor outreach and institutional engagements The Consultants will also provide continuous market insight and interpret our trading activity. The term of the agreement commenced from the execution date and ends on April 1, 2021. Pursuant to the terms, the Company agreed to pay the consultant in the form of non-qualified stock options to acquire 200,000 shares of the Company's common stock, exercisable at $2.50 per share for a period of one year. The Options are fully vested upon the signing of this agreement. In addition, the option is callable by the Company in the event the market price of its shares close above $3.50 per share for five consecutive dates upon which the consultant will have three days to elect to exercise of forfeit the options.
Options to acquire shares						200,000
Options exercise price						$ 2.50
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance																	4,340